Related Party Balances and Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions [Abstract]
Schedule of related party balances
		As of
		March 31, 2023	December 31, 2022
Accounts receivable	(a)	$359,488	$272,546
Amount due to shareholder	(b)	$4,973,844	$6,289,743

(a)      Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the shareholder.

(b)      Amount due to shareholder are those trade and nontrade payables arising from transactions between the Company and the shareholder, such as advances made by the shareholder on behalf of the Company, advances made by the Company on behalf of the shareholder, and allocated shared expenses paid by the shareholder.

		As of December 31,
		2022	2021
Balance with related parties:
Accounts receivable	(a)	$272,546	$238,892
Non-marketable equity securities – Investment E		—	523,269

Balance with the shareholder:
Earnest deposit		$—	$7,182,131
Amount due to shareholder	(b)	6,289,743	—
Receivable from the shareholder		—	29,562,195

(a)      Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the shareholder.

(b)      Amount due to shareholder are those trade and nontrade payables arising from transactions between the Company and the shareholder, such as advances made by the shareholder on behalf of the Company, advances made by the Company on behalf of the shareholder, and allocated shared expense paid by the shareholder.

Schedule of ordinary course of business
		For the three months ended March 31,
Nature of transactions		2023	2022
Asset management service income	(c)	$238,933	$239,943
Commission expenses	(d)	$—	$48,834
Office and operating fee charge	(e)	$2,029,713	$505,146
General and administrative expense allocated	(f)	$—	$273,646
Purchase of office building from the shareholder	(g)	$—	$5,995,249
Payment of special dividends to the shareholder	(h)	$—	$47,000,000

(c)      Under the management agreement, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the Shareholder, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.

(e)      Pursuant to the service agreement, the Company agreed to pay the office and administrative expenses to the shareholder for the use of office premises, including, among other things, building management fees, government rates and rent, office rent, and lease-related interest and depreciation that were actually incurred by the shareholder. Also, the shareholder charged back the reimbursement of legal fee and debt collection fee in the ordinary course of business.

		For the years ended December 31,
		2022	2021
Transaction with related parties:
Asset management service income	(c)	$969,912	$947,075
Management fee income		—	100,483
Interest income on debt securities		—	203,632
Commission expenses	(d)	48,398	181,359
Redemption of corporate bonds		—	1,286,628
Sales of investment – Investee A		—	159,413
Purchase of non-marketable equity security – Investment E		—	523,269
Purchase of non-marketable equity security – Investment F	(e)	9,668,568	—

Transaction with the shareholder:
Interest expense on note payable to the shareholder		—	482,820
Office and operating fee charge	(f)	3,190,064	2,463,553
General and administrative expense allocated	(g)	2,645,731	867,207
Purchase of investment from the shareholder	(h)	6,560,122	—
Purchase of office building from the shareholder	(i)	5,995,249	—
Declaration of special dividends to the shareholder	(j)	$47,000,000	$—

(c)      Under the management agreements, the Company shall provide management service to the portfolio assets held by two individual close-ended investment private funds in the Cayman Islands, which is controlled by the shareholder, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers.

(h)      The Company purchased 4,158,963 shares of Investment A from the shareholder at the historical carrying amount and the transaction was completed in April 2022.